111 Huntington Ave., Boston, Massachusetts  02199-7632
Phone 617-954-5000

                                           May 5, 2015

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Massachusetts Investors Trust (the “Trust”) (File Nos. 2-11401 and 811-203); Post-Effective Amendment No. 104 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and the Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 104 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on April 29, 2015.

Please call the undersigned at (617) 954-4085 or Keli Davis at (617) 954-5873 with any questions you may have.

                                           Very truly yours,

                                           THOMAS H. CONNORS
                                           Thomas H. Connors
                                           Vice President & Senior Counsel

THC/bjn

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